Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Gross Sales	$ 3,730,676	$ 3,802,136
Less: Promotional Allowances and Slotting Fees	(247,162)	(438,821)
Net Sales	3,483,514	3,363,315
Cost of Sales	2,405,874	2,402,869
Gross Profit	1,077,640	960,446
Expenses
Advertising, samples and displays	80,269	136,971
Freight-out	359,266	391,242
General and administration	1,288,224	1,578,363
Research and development	995	55,674
Salaries and benefits and broker/agent's fees	1,208,603	1,401,742
Stock-based compensation		166
Total Operating Expenses	3,543,913	3,564,158
Net Operating Loss	(2,466,273)	(2,603,712)
Other Income (Expense)
Asset impairment	(159,597)	$ (55,996)
Contract settlement	(7,009)
Financing expense	(10,000)	$ (26,000)
Interest (expense) income, net	(69,885)	5,027
Gain (loss) on disposal of equipment	3,838	(31,764)
Total Other Income (Expense)	$ (242,653)	$ (127,614)
Net Loss Per Share - Basic and Diluted	$ (0.04)	$ (0.05)
Weighted Average Shares Outstanding - Basic and Diluted	62,861,000	52,007,000